Loan Principal and Financing Service Fee Receivables - Summary of Nonaccrual Loan Principal (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Classified [Abstract]
Nonaccrual loan principal	$ 27,848,979	¥ 181,193,812	¥ 29,770,427
Less: allowance for nonaccrual loan principal	(22,715,027)	(147,790,782)	(25,312,490)
Nonaccrual loan principal, net	$ 5,133,952	¥ 33,403,030	¥ 4,457,937